Operating Leases	6 Months Ended
Jun. 30, 2025
Operating Leases [Abstract]
Operating leases

9. Operating leases

The Company entered into various operating lease agreements for offices space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following component of lease cost are included in the Company’s unaudited consolidated statements of operations and comprehensive income (loss):

	For the six months ended June 30, 2024	For the six months ended June 30, 2025
	(Unaudited) RMB	(Unaudited) RMB
Operating lease cost	2,413,523	722,427
Short-term lease cost	363,912	45,425
Total lease cost	2,777,435	767,852

Supplemental disclosure related to operating leases were as follows:

	For the six months ended June 30, 2024	For the six months ended June 30, 2025
	(Unaudited) RMB	(Unaudited) RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	2,459,231	771,553

	As of December 31, 2024	As of June 30, 2025
		(Unaudited)
Weighted average remaining lease term of operating leases (years)	3.26	3.33
Weighted average discount rate of operating leases	6.24%	6.24%

The following table summarizes the maturity of operating lease liabilities as of June 30, 2025:

Years Ended December 31,	Lease Payment
(Unaudited)
RMB
Remaining of 2025	592,272
2026	1,194,360
2027	1,197,632
2028	602,089
Thereafter	—
Total lease payments	3,586,353
Less: imputed interest	(344,434)
Total lease liabilities	3,241,919
Less: current portion	(1,019,231)
Non-current lease liabilities	2,222,688